UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07470

EAGLE SERIES TRUST
 (Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-1000
SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
KATHY KRESCH INGBER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments

Investment Portfolios
(UNAUDITED) | 01.31.2017
EAGLE INTERNATIONAL STOCK FUND
COMMON STOCKS - 97.1%	Shares	Value
Australia - 4.7%
AGL Energy Ltd.	3,202	$54,907
BlueScope Steel Ltd.	30,333	257,929
Evolution Mining Ltd.	28,470	46,302
GrainCorp Ltd., Class A	7,394	53,308
Regis Resources Ltd.	34,041	82,500
Resolute Mining Ltd.	61,141	68,043
Saracen Mineral Holdings Ltd.*	71,091	57,476
St Barbara Ltd.*	20,082	35,551
Whitehaven Coal Ltd.*	14,406	31,115

Austria - 0.2%
Erste Group Bank AG	901	27,464

Denmark - 1.9%
Danske Bank A/S	4,159	138,721
DFDS A/S	1,185	57,961
Vestas Wind Systems A/S	1,138	79,807

Finland - 0.5%
UPM-Kymmene OYJ	3,057	69,333

France - 10.4%
Atos SE	2,601	276,733
BNP Paribas S.A.	2,074	132,678
Cie de Saint-Gobain S.A.	889	43,682
Cie Generale des Etablissements Michelin	1,232	132,358
Credit Agricole S.A.	9,207	122,193
ENGIE S.A.	4,242	50,788
Faurecia S.A.	1,018	44,232
Ipsos S.A.	970	32,151
Nexans S.A.*	1,732	100,506
Orange S.A.	10,165	157,807
Renault S.A.	1,006	90,584
Societe Generale S.A.	3,818	186,654
TOTAL S.A.	2,956	149,560

Germany - 11.1%
Allianz SE	936	159,088
BASF SE	1,901	183,512
Bayer AG	1,185	131,629
Daimler AG	3,151	236,978
Deutsche Telekom AG	4,146	72,584
Fresenius SE & Co. KGaA	3,591	284,210
Merck KGaA	2,145	236,663
Siemens AG	2,183	282,391
Suedzucker AG	1,610	42,594

Hong Kong - 1.1%
Xinyi Glass Holdings Ltd.*	188,000	169,099

Israel - 1.7%
Israel Discount Bank Ltd., Class A*	36,694	76,280
Orbotech Ltd.*	3,500	122,115
Tower Semiconductor Ltd.*	2,570	55,125

Italy - 3.1%
ASTALDI SpA	4,713	30,717
Enel SpA	31,044	129,784
Eni SpA	15,360	236,174
Intesa Sanpaolo SpA	27,914	65,566

Japan - 29.0%
Cosmo Energy Holdings Co. Ltd.	5,900	102,103
Daiwa House Industry Co. Ltd.	5,900	159,785
Fuji Heavy Industries Ltd.	2,200	88,035
Fujitsu Ltd.	13,000	75,555
Hanwa Co. Ltd.	10,000	68,206
Haseko Corp.	4,600	50,699
Heiwa Corp.	2,200	53,040
Honda Motor Co. Ltd.	3,600	107,132
ITOCHU Corp.	22,700	312,713
JX Holdings, Inc.	28,300	133,462
Kajima Corp.	12,000	83,638
Kanto Denka Kogyo Co. Ltd.	9,000	85,581
KDDI Corp.	3,500	94,039
Kohnan Shoji Co. Ltd.	2,200	41,026
KYOWA EXEO CORP.	4,900	72,511
Maeda Corp.	4,000	34,871
Marubeni Corp.	51,800	315,174
Mebuki Financial Group, Inc.	13,100	50,308
Mitsubishi Chemical Holdings Corp.	31,900	222,501
Mitsubishi UFJ Financial Group, Inc.	30,900	197,869
Mizuho Financial Group, Inc.	27,200	50,472
Nichirei Corp.	3,400	69,204
Nippon Light Metal Holdings Co. Ltd.	23,700	57,890
Nippon Suisan Kaisha Ltd.	9,800	48,252
Nippon Telegraph & Telephone Corp.	3,500	154,603
NTT DOCOMO, Inc.	8,300	198,454
Pacific Industrial Co. Ltd.	2,100	25,962
Penta-Ocean Construction Co. Ltd.	10,400	50,778
Resona Holdings, Inc.	5,300	28,695
Sekisui House Ltd.	2,000	32,353
Showa Denko KK	8,300	136,205
SoftBank Group Corp.	2,100	161,784
Sojitz Corp.	57,200	147,428
Sumitomo Corp.	10,700	134,133
Sumitomo Mitsui Financial Group, Inc.	3,000	117,696
The Gunma Bank Ltd.	7,700	42,002
Tohoku Electric Power Co., Inc.	8,300	101,323
Tokyo Electron Ltd.	2,000	207,170
ZEON Corp.	13,000	149,179

Netherlands - 4.0%
Aegon N.V.	15,497	84,234

AerCap Holdings N.V.*	4,800	212,496
Koninklijke Ahold Delhaize N.V.	1,705	36,323
NN Group N.V.	7,145	253,048

New Zealand - 0.2%
Z Energy Ltd.	5,225	27,899

Norway - 0.9%
Austevoll Seafood ASA	3,341	30,902
DNO ASA*	62,914	65,848
Leroy Seafood Group ASA	666	37,080

Singapore - 0.3%
Venture Corp. Ltd.	7,000	50,639

Spain - 1.4%
Banco Santander S.A.	6,419	35,862
Ebro Foods S.A.	1,386	28,605
Iberdrola S.A.	14,455	91,300
Repsol S.A.	3,673	54,441

Sweden - 3.5%
Boliden AB	8,106	236,471
Hemfosa Fastigheter AB	4,730	43,761
Scandic Hotels Group AB*	3,500	31,095
Svenska Cellulosa AB SCA, Class B	6,518	196,137

Switzerland - 4.2%
Geberit AG	71	30,345
Lonza Group AG*	501	92,043
Nestle S.A.	1,434	105,061
Novartis AG	736	54,337
Swiss Re AG	1,364	127,464
Zurich Insurance Group AG	699	201,294

United Kingdom - 18.9%
3i Group PLC	15,202	134,291
Anglo American PLC*	8,036	138,527
AstraZeneca PLC	1,232	65,381
Aviva PLC	18,257	109,924
BAE Systems PLC	31,872	234,091
Barclays PLC	40,462	112,295
Bellway PLC	2,819	88,355
BP PLC	24,123	144,076
British American Tobacco PLC	3,591	221,666
Electrocomponents PLC	7,400	45,257
GlaxoSmithKline PLC	16,327	315,520
HSBC Holdings PLC	20,520	175,055
Imperial Brands PLC	802	37,155
Intertek Group PLC	1,736	74,313
National Grid PLC	5,000	58,566
Playtech PLC	5,113	53,425
Royal Dutch Shell PLC, Class B	13,567	383,194
Shire PLC	4,373	243,471
WPP PLC	5,936	138,156
Total common stocks (cost $13,021,359)		14,256,086

PREFERRED STOCKS - 0.3%
Germany - 0.3%
Volkswagen AG	310	48,409
Total preferred stocks (cost $51,262)		48,409

MONEY MARKET FUNDS - 1.8%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Shares, 0.43%#	262,044	262,044
Total money market funds (cost $262,044)		262,044

Total investment portfolio (cost $13,334,665) - 99.2%‡		14,566,539
Other assets in excess of liabilities - 0.8%		116,329
Total net assets - 100.0%		$14,682,868

*Non-income producing security
#Annualized seven-day yield as of January 31, 2017.

‡The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:
Cost of investments		$13,334,665
Gross unrealized appreciation		2,084,988
Gross unrealized depreciation		(853,114)
Net unrealized appreciation (depreciation)		$1,231,874

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2016 Annual Report.

Sector Allocation
Sector	Percent of net assets
Financials	17.9%
Industrials	16.1%
Materials	12.4%
Health care	9.7%
Consumer discretionary	9.6%
Energy	9.1%
Consumer staples	6.2%
Information technology	6.0%
Telecommunication services	5.7%
Utilities	3.3%
Money market funds	1.8%
Real estate	1.4%

Industry Allocation
Industry	Value	Percent of net assets
Banks	$1,559,810	10.6%
Oil, gas & consumable fuels	1,327,872	9.0%
Trading companies & distributors	1,190,151	8.1%
Metals & mining	980,691	6.7%
Insurance	935,051	6.4%
Pharmaceuticals	803,531	5.5%
Chemicals	776,977	5.3%
Automobiles	571,139	3.9%
Wireless telecommunication services	454,277	3.1%
Food products	415,006	2.8%
Diversified telecommunication services	384,994	2.6%
Auto components	371,651	2.5%
IT services	352,289	2.4%
Electric utilities	322,407	2.2%
Health care providers & services	284,210	1.9%
Industrial conglomerates	282,391	1.9%
Construction & engineering	272,514	1.9%
Semiconductors & semiconductor equipment	262,295	1.8%
Money market funds	262,044	1.8%
Tobacco	258,821	1.8%
Biotechnology	243,471	1.7%
Aerospace & defense	234,091	1.6%
Electronic equipment, instruments & components	218,010	1.4%
Real estate management & development	203,545	1.4%
Household products	196,137	1.3%
Electrical equipment	180,313	1.2%
Household durables	171,407	1.2%
Media	170,307	1.2%
Multi-utilities	164,260	1.1%
Capital markets	134,291	0.9%
Life sciences tools & services	92,043	0.6%
Professional services	74,313	0.5%
Building products	74,027	0.5%
Paper & forest products	69,333	0.5%
Marine	57,961	0.4%
Software	53,425	0.4%
Leisure products	53,040	0.4%
Specialty retail	41,026	0.3%
Food & staples retailing	36,323	0.2%
Hotels, restaurants & leisure	31,095	0.2%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Investment Portfolios
(UNAUDITED) | 01.31.2017
EAGLE INVESTMENT GRADE BOND FUND
CORPORATE BONDS - 62.5%	Principal amount	Value
Domestic - 55.1%
Auto manufacturers - 4.9%
Daimler Finance North America LLC, 144A, FRN, 1.64%, 01/06/20 (a)	250,000	$250,275
Ford Motor Credit Co. LLC, 2.02%, 05/03/19	250,000	247,544
General Motors Financial Co., Inc., 3.20%, 07/06/21	250,000	248,555
Hyundai Capital America,
144A, 2.40%, 10/30/18 (a)	250,000	250,923
144A, 2.45%, 06/15/21 (a)	250,000	243,612
Nissan Motor Acceptance Corp., 144A, 1.90%, 09/14/21(a)	500,000	481,918
Toyota Motor Credit Corp., FRN, 1.41%, 01/17/19	500,000	501,452

Banks - 7.9%
BankUnited, Inc., 4.88%, 11/17/25	250,000	246,710
BB&T Corp., 2.45%, 01/15/20	250,000	252,119
Capital One NA, 2.40%, 09/05/19	250,000	250,736
Citigroup, Inc., 2.90%, 12/08/21	250,000	248,657
Citizens Bank NA, 2.45%, 12/04/19	250,000	251,281
First Tennessee Bank NA, 2.95%, 12/01/19	250,000	251,265
JPMorgan Chase & Co., 2.30%, 08/15/21	250,000	245,083
KeyBank NA, 2.50%, 11/22/21	250,000	247,986
PNC Bank NA, 2.30%, 06/01/20	250,000	250,541
Regions Financial Corp., 3.20%, 02/08/21	350,000	355,953
SunTrust Banks, Inc., 2.90%, 03/03/21	250,000	252,793
The Huntington National Bank, 2.40%, 04/01/20	250,000	248,851
US Bank NA, FRN, 1.52%, 10/28/19	500,000	501,768

Beverages - 1.1%
Anheuser Busch InBev Finance, Inc., 3.65%, 02/01/26	250,000	251,502
PepsiCo, Inc., FRN, 1.27%, 10/04/19	250,000	250,582

Biotechnology - 0.6%
Biogen, Inc., 2.90%, 09/15/20	150,000	152,572
Celgene Corp., 3.95%, 10/15/20	135,000	141,669

Building products - 0.5%
Lennox International, Inc., 3.00%, 11/15/23	250,000	245,298

Capital markets - 4.5%
CBOE Holdings, Inc., 3.65%, 01/12/27	250,000	249,143
Intercontinental Exchange, Inc., 2.75%, 12/01/20	250,000	253,895
Legg Mason, Inc., 2.70%, 07/15/19	29,000	29,170
Moody's Corp., 2.75%, 07/15/19	250,000	253,593
Nasdaq, Inc., 5.25%, 01/16/18	500,000	516,595
S&P Global, Inc., 2.50%, 08/15/18	250,000	252,390
The Goldman Sachs Group, Inc.,
2.63%, 04/25/21	250,000	248,267
2.88%, 02/25/21	250,000	250,622

Chemicals - 0.6%
CF Industries, Inc., 144A, 3.40%, 12/01/21 (a)	250,000	249,424

Communications equipment - 0.2%
Juniper Networks, Inc., 3.13%, 02/26/19	100,000	101,745

Computers - 0.6%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 144A, 4.42%, 06/15/21 (a)	250,000	260,470

Diversified telecommunication services - 0.6%
AT&T, Inc., 5.88%, 10/01/19	250,000	273,854

Electric - 1.6%
Exelon Generation Co. LLC, 5.20%, 10/01/19	250,000	268,171
NextEra Energy Capital Holdings, Inc., 2.70%, 09/15/19	250,000	253,067
PSEG Power LLC, 5.13%, 04/15/20	210,000	225,091

Electronic equipment, instruments & components - 2.1%
Amphenol Corp., 3.13%, 09/15/21	250,000	254,455
Avnet, Inc., 3.75%, 12/01/21	250,000	253,176
FLIR Systems, Inc., 3.13%, 06/15/21	435,000	436,647

Equity real estate investment trusts (REITs) - 1.6%
American Tower Corp., 3.30%, 02/15/21	250,000	252,531
Omega Healthcare Investors, Inc., 4.38%, 08/01/23	250,000	249,375
Ventas Realty LP, 3.13%, 06/15/23	250,000	246,917

Food products - 1.1%
Mead Johnson Nutrition Co., 3.00%, 11/15/20	250,000	252,838
The J.M. Smucker Co., 2.50%, 03/15/20	250,000	252,156

Health care equipment & supplies - 0.3%
CareFusion Corp., 6.38%, 08/01/19	103,000	112,608

Health care-products - 0.2%
St. Jude Medical, Inc., 2.80%, 09/15/20	100,000	100,507

Health care providers & services - 1.2%
Aetna, Inc., 3.95%, 09/01/20	53,000	55,804
Owens & Minor, Inc., 3.88%, 09/15/21	500,000	504,699

Insurance - 3.0%
Berkshire Hathaway Finance Corp., FRN, 1.17%, 08/15/19	500,000	500,860
Chubb INA Holdings, Inc., 2.30%, 11/03/20	250,000	250,646
Metropolitan Life Global Funding I, 144A, 2.30%, 04/10/19 (a)	250,000	251,744
TIAA Asset Management Finance Co. LLC, 144A, 4.13%, 11/01/24 (a)	335,000	340,849

IT services - 2.4%
Broadridge Financial Solutions, Inc., 3.95%, 09/01/20	250,000	260,261
Fidelity National Information Services, Inc., 2.25%, 08/15/21	250,000	244,692
Fiserv, Inc., 4.63%, 10/01/20	100,000	107,091
International Business Machines Corp., FRN, 1.27%, 01/27/20	500,000	500,151

Leisure products - 0.5%
Mattel, Inc., 2.35%, 08/15/21	250,000	243,561

Life sciences tools & services - 0.5%
Thermo Fisher Scientific, Inc., 3.00%, 04/15/23	250,000	247,046

Machinery-diversified - 0.3%
John Deere Capital Corp., FRN, 1.29%, 10/09/19	150,000	150,013

Media - 2.3%
Discovery Communications LLC, 5.63%, 08/15/19	200,000	216,661
Scripps Networks Interactive, Inc., 2.80%, 06/15/20	250,000	252,308
The Interpublic Group of Cos., Inc., 4.20%, 04/15/24	291,000	299,159
Time Warner Cable LLC, 5.00%, 02/01/20	250,000	265,532

Multi-utilities - 0.5%
Sempra Energy, 1.63%, 10/07/19	250,000	247,150

Oil & gas services - 0.6%
Schlumberger Holdings Corp., 144A, 3.00%, 12/21/20 (a)	250,000	254,991

Oil, gas & consumable fuels - 2.5%
HollyFrontier Corp., 5.88%, 04/01/26	250,000	259,914
ONEOK Partners LP, 3.80%, 03/15/20	100,000	103,624
Tesoro Corp., 144A, 4.75%, 12/15/23 (a)	250,000	256,875
Valero Energy Partners LP, 4.38%, 12/15/26	250,000	251,855
Williams Partners LP, 5.25%, 03/15/20	250,000	270,626

Pharmaceuticals - 0.6%
Bayer US Finance LLC, 144A, 3.00%, 10/08/21 (a)	250,000	251,414

Pipelines - 0.6%
Enterprise Products Operating LLC, 4.05%, 02/15/22	250,000	264,559

Private equity - 0.6%
Apollo Management Holdings LP, 144A, 4.40%, 05/27/26 (a)	250,000	252,630

Professional services - 0.8%
The Dun & Bradstreet Corp., 4.00%, 06/15/20	100,000	102,590
Verisk Analytics, Inc., 5.80%, 05/01/21	250,000	278,098

Road & rail - 0.3%
Ryder System, Inc., 2.65%, 03/02/20	150,000	150,965

Semiconductors - 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., 144A, 3.00%, 01/15/22 (a)	250,000	249,062

Semiconductors & semiconductor equipment - 1.1%
KLA-Tencor Corp., 3.38%, 11/01/19	250,000	257,342
NVIDIA Corp., 2.20%, 09/16/21	250,000	244,376

Software - 3.4%
Activision Blizzard, Inc., 144A, 2.30%, 09/15/21 (a)	250,000	242,936
CA, Inc.,
2.88%, 08/15/18	250,000	253,307
5.38%, 12/01/19	250,000	270,891
Electronic Arts, Inc., 3.70%, 03/01/21	250,000	258,598
Oracle Corp., FRN, 1.60%, 01/15/19	500,000	504,276

Specialty retail - 1.5%
AutoNation, Inc., 6.75%, 04/15/18	250,000	263,191
O'Reilly Automotive, Inc., 3.80%, 09/01/22	397,000	410,484

Technology hardware, storage & peripherals - 2.8%
Apple, Inc., FRN, 1.02%, 08/02/19	500,000	499,997
EMC Corp., 1.88%, 06/01/18	250,000	249,185
HP, Inc., 4.65%, 12/09/21	250,000	267,069
NetApp, Inc., 3.38%, 06/15/21	250,000	255,025

Trading companies & distributors - 0.6%
Air Lease Corp., 2.63%, 09/04/18	250,000	252,187

Total domestic corporate bonds (cost $25,030,617)		25,080,646

Foreign - 7.4%
Aerospace & defense - 0.4%
Rolls-Royce PLC, 144A, 2.38%, 10/14/20 (a)	200,000	199,671

Auto components - 1.1%
Delphi Automotive PLC, 3.15%, 11/19/20	497,000	505,331

Banks - 1.1%
National Australia Bank Ltd., 144A, 2.25%, 07/01/19 (a)	250,000	250,615
Royal Bank Of Canada, 2.10%, 10/14/20	250,000	248,746

Food products - 0.5%
Danone SA, 144A, 2.59%, 11/02/23 (a)	250,000	240,054

Insurance - 0.6%
Trinity Acquisition PLC, 3.50%, 09/15/21	250,000	251,679

Internet software & services - 0.6%
Tencent Holdings Ltd., 144A, 2.88%, 02/11/20 (a)	250,000	251,469

Media - 0.5%
Sky PLC, 144A, 9.50%, 11/15/18 (a)	205,000	231,322

Oil & gas - 0.4%
Petroleos Mexicanos, 144A, 5.38%, 03/13/22 (a)	200,000	204,242

Pharmaceuticals - 1.1%
Mylan NV, 2.50%, 06/07/19	250,000	248,972
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21	250,000	241,466

Semiconductors - 1.1%
NXP BV/NXP Funding LLC, 144A, 3.88%, 09/01/22 (a)	500,000	507,606
Total foreign corporate bonds (cost $3,406,573)		3,381,173

Total corporate bonds (cost $28,437,190)		28,461,819

MORTGAGE AND ASSET-BACKED SECURITIES - 24.7%
Asset Backed Securities - 4.7%
Citibank Credit Card Issuance Trust, Series 2008-A1, Class A-1, 5.35%, 02/07/20	415,000	431,470
Ford Credit Auto Owners Trust Series 2015-A, Class A-4, 1.64%, 06/15/20	350,000	350,237
Hyundai Auto Receivables Trust, Series 2014-A, Class B, 1.73%, 08/15/19	1,000,000	1,000,888
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A-4,1.69%, 12/15/20	350,000	350,629

Federal agency mortgage-backed obligations - 20.0%
Fannie Mae Pool,
Series 0323, Class AS, 2.50%, 08/01/23	370,684	376,875
Series 0798, Class AK, 3.50%, 01/01/27	354,404	370,090
Series 1895, Class MA, 2.50%, 05/01/24	315,361	320,628
Series 1935, Class MA, 3.00%, 06/01/24	307,226	316,887
Series 2020, Class MA, 2.50%, 09/01/24	319,866	324,809
Series 2126, Class MA, 3.50%, 12/01/24	464,756	485,252
Series 2154, Class MA, 3.00%, 01/01/25	368,650	380,242
Series 2185, Class MA, 3.00%, 02/01/25	323,948	334,135
Series 2233, Class MA, 2.50%, 04/01/25	347,208	352,574
Series 2239, Class MA, 3.00%, 04/01/25	689,250	710,923
Series 2570, Class MA, 3.00%, 03/01/26	521,149	537,699
Series 2612, Class MA, 2.50%, 05/01/26	476,478	483,097
Series 7446, Class AA, 4.00%, 06/01/24	146,892	154,427
Freddie Mac Gold Pool,
Series 13368, Class G, 6.00%, 11/01/23	306,499	327,815
Series 18509, Class G, 3.50%, 04/01/29	425,557	444,816
Series 18513, Class G, 3.50%, 05/01/29	356,810	372,957
Series 18519, Class G, 3.50%, 07/01/29	775,896	811,008
Series 18592, Class G, 3.00%, 03/01/31	521,414	535,447
Series 18597, Class G, 3.50%, 04/01/31	674,642	705,804
Freddie Mac REMIC, Series K-007, Class A-1, 3.34%, 12/25/19	104,778	105,202
Ginnie Mae I Pool, Series 783112, 5.50%, 09/15/22	221,506	233,286
Ginnie Mae II Pool, Series 5107, 4.00%, 07/20/26	400,402	424,827
Total mortgage and asset-backed securities (cost $11,250,517)		11,242,024

FOREIGN GOVERNMENT BONDS - 0.3%
Province of Alberta Canada, 144A, 1.75%, 08/26/20 (a)	150,000	148,605
Total foreign government bonds (cost $149,309)		148,605

U.S. TREASURIES - 2.6%
U.S. Treasury Note, 2.25%, 11/15/25	1,200,000	1,183,500
Total U.S. Treasuries (cost $1,218,839)		1,183,500

U.S. GOVERNMENT AGENCY SECURITIES - 2.4%
Fannie Mae, 1.00%, 10/24/19	250,000	246,722
Private Export Funding Corp., 4.30%, 12/15/21	750,000	823,706
Total U.S. Government agency securities (cost $1,087,930)		1,070,428

SUPRANATIONAL BANKS - 5.5%
Inter-American Development Bank,
1.75%, 10/15/19	1,000,000	1,002,839
1.88%, 06/16/20	500,000	501,849
International Bank for Reconstruction & Development, FRN, 1.12%, 10/13/20	1,000,000	999,974
Total supranational banks (cost $2,495,090)		2,504,662

MONEY MARKET FUNDS - 1.5%	Shares
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Shares, 0.43%#	704,256	704,256
Total money market funds (cost $704,256)		704,256

Total investment portfolio (cost $45,343,131) - 99.5%‡		45,315,294
Other assets in excess of liabilities - 0.5%		209,951
Total net assets - 100.0%		$45,525,245

(a) Restricted securities deemed to be liquid for purpose of compliance limitations on holdings of illiquid securities. At January 31, 2017, these securities aggregated $5,870,707 or 12.9% of the net assets of the Fund.

#Annualized seven-day yield as of January 31, 2017.
144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

FRN – Floating rate notes set their interest rates on a semiannual or quarterly basis. Rate shown was as of January 31, 2017.

‡The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:
Cost of investments	$45,343,131
Gross unrealized appreciation	222,772
Gross unrealized depreciation	(250,609)
Net unrealized appreciation (depreciation)	$(27,837)

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2016 Annual Report.

Investment Portfolios
(UNAUDITED) | 01.31.2017
EAGLE MID CAP GROWTH FUND
COMMON STOCKS - 99.3%	Shares	Value
Aerospace & defense - 2.0%
Hexcel Corp.	311,742	$16,007,952
Textron, Inc.	302,011	14,306,261

Airlines - 2.3%
Delta Air Lines, Inc.	410,503	19,392,162
Southwest Airlines Co.	293,333	15,344,249

Banks - 1.8%
Signature Bank*	173,084	27,264,192

Beverages - 1.9%
Constellation Brands, Inc., Class A	97,995	14,675,731
Monster Beverage Corp.*	324,405	13,819,653

Biotechnology - 1.5%
BioMarin Pharmaceutical, Inc.*	175,588	15,386,776
Seattle Genetics, Inc.*	126,275	7,606,806

Building products - 2.6%
A.O. Smith Corp.	299,368	14,594,190
Allegion PLC	165,008	10,836,075
Fortune Brands Home & Security, Inc.	264,253	14,568,268

Capital markets - 4.2%
Ameriprise Financial, Inc.	208,807	23,442,762
Moody's Corp.	146,299	15,166,817
TD Ameritrade Holding Corp.	543,583	25,086,356

Chemicals - 2.6%
Huntsman Corp.	570,755	11,637,695
The Scotts Miracle-Gro Co.	158,739	14,599,226
The Sherwin-Williams Co.	44,003	13,368,551

Commercial services & supplies - 2.8%
Waste Connections, Inc.	520,236	41,774,951

Communications equipment - 2.1%
Juniper Networks, Inc.	714,246	19,127,508
Palo Alto Networks, Inc.*	86,046	12,696,948

Construction materials - 2.1%
Martin Marietta Materials, Inc.	137,788	31,636,125

Distributors - 0.5%
Pool Corp.	69,802	7,368,299

Diversified telecommunication services - 1.5%
SBA Communications Corp.*	221,878	23,354,878

Electrical equipment - 2.1%
Acuity Brands, Inc.	74,410	15,419,985
Sensata Technologies Holding N.V.*	374,614	15,715,057

Electronic equipment, instruments & components - 3.2%
Amphenol Corp., Class A	225,639	15,228,376
Coherent, Inc.*	131,698	20,772,726
IPG Photonics Corp.*	108,071	12,427,084

Equity real estate investment trusts (REITs) - 2.9%
Brixmor Property Group, Inc.	670,356	16,175,690
Crown Castle International Corp.	186,171	16,351,399
Equity Residential	190,694	11,588,475

Health care equipment & supplies - 8.5%
ABIOMED, Inc.*	84,991	9,040,492
Align Technology, Inc.*	92,534	8,484,442
CR Bard, Inc.	101,907	24,185,588
Edwards Lifesciences Corp.*	192,424	18,518,886
IDEXX Laboratories, Inc.*	135,743	16,605,441
Intuitive Surgical, Inc.*	23,194	16,066,252
The Cooper Companies, Inc.	81,221	14,994,209
West Pharmaceutical Services, Inc.	126,417	10,698,671
Zimmer Biomet Holdings, Inc.	84,387	9,985,514

Health care providers & services - 3.2%
Centene Corp.*	250,274	15,834,836
Cigna Corp.	63,518	9,287,602
Laboratory Corp. of America Holdings*	64,238	8,621,382
VCA, Inc.*	166,623	15,096,044

Hotels, restaurants & leisure - 7.8%
Dominos Pizza, Inc.	97,381	16,996,880
ILG, Inc.	757,395	14,352,635
International Game Technology PLC	486,371	12,845,058
Marriott International, Inc., Class A	146,390	12,384,594
MGM Resorts International*	508,197	14,636,074
Royal Caribbean Cruises Ltd.	375,140	35,124,358
Vail Resorts, Inc.	68,247	11,707,090

Household durables - 1.5%
Lennar Corp., Class A	508,960	22,725,064

Household products - 1.6%
Church & Dwight Co., Inc.	545,956	24,688,130

Internet & direct marketing retail - 1.6%
Liberty Interactive Corp. QVC Group, Class A*	1,289,412	24,730,922

Internet software & services - 1.2%
CoStar Group, Inc.*	58,245	11,771,314
Twitter, Inc.*	361,093	6,362,459

IT services - 0.5%
FleetCor Technologies, Inc.*	52,050	7,676,854

Leisure products - 1.1%
Brunswick Corp.	274,811	16,450,186

Life sciences tools & services - 0.8%
Charles River Laboratories International, Inc.*	143,741	11,614,273

Machinery - 1.8%
The Middleby Corp.*	98,200	13,176,476
WABCO Holdings, Inc.*	135,669	14,791,991

Media - 3.3%
Lions Gate Entertainment Corp., Class A*	300,423	8,643,170
Lions Gate Entertainment Corp., Class B*	300,423	8,048,332
Sirius XM Holdings, Inc.	7,119,229	33,602,761

Metals & mining - 0.7%
Freeport-McMoRan, Inc.*	667,243	11,109,596

Multiline retail - 1.0%
Dollar Tree, Inc.*	189,560	14,632,136

Oil, gas & consumable fuels - 3.2%
Diamondback Energy, Inc.*	237,640	24,992,599
RSP Permian, Inc.*	536,477	22,832,461

Pharmaceuticals - 1.5%
Zoetis, Inc.	401,855	22,077,914

Professional services - 2.1%
IHS Markit Ltd.*	467,927	18,459,720
Verisk Analytics, Inc.*	169,493	14,006,902

Road & rail - 0.7%
Old Dominion Freight Line, Inc.*	129,111	11,397,919

Semiconductors & semiconductor equipment - 5.4%
Microchip Technology, Inc.	293,047	19,736,716
Micron Technology, Inc.*	805,022	19,409,081
NVIDIA Corp.	320,946	35,040,884
Xilinx, Inc.	124,322	7,235,540

Software - 8.5%
ANSYS, Inc.*	146,020	13,617,825
Autodesk, Inc.*	230,722	18,766,927
Electronic Arts, Inc.*	377,517	31,496,243
ServiceNow, Inc.*	122,880	11,135,386
Splunk, Inc.*	285,520	16,520,187
Synopsys, Inc.*	213,577	13,431,858
The Ultimate Software Group, Inc.*	67,580	13,087,543
Tyler Technologies, Inc.*	71,353	10,418,965

Specialty retail - 4.8%
Burlington Stores, Inc.*	313,503	26,240,201
O'Reilly Automotive, Inc.*	60,492	15,865,237
Sally Beauty Holdings, Inc.*	833,185	19,829,803
Ulta Beauty, Inc.*	41,662	11,343,729

Technology hardware, storage & peripherals - 1.1%
Seagate Technology PLC	383,444	17,312,497

Trading companies & distributors - 1.3%
United Rentals, Inc.*	151,635	19,183,344
Total common stocks (cost $1,158,131,779)		1,505,670,416

MONEY MARKET FUNDS - 0.8%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Shares, 0.43%#	12,766,207	12,766,207
Total money market funds (cost $12,766,207)		12,766,207

Total investment portfolio (cost $1,170,897,986) - 100.1%‡		1,518,436,623
Liabilities in excess of other assets - (0.1)%		(1,365,418)
Total net assets - 100.0%		$1,517,071,205

* Non-income producing security
# Annualized seven-day yield as of January 31, 2017.

‡The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:
Cost of investments	$1,170,897,986
Gross unrealized appreciation	369,198,179
Gross unrealized depreciation	(21,659,542)
Net unrealized appreciation (depreciation)	$347,538,637

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2016 Annual Report.

Sector allocation
Sector	Percent of net assets
Information technology	22.0%
Consumer discretionary	21.6%
Industrials	17.7%
Health care	15.4%
Financials	6.0%
Materials	5.4%
Consumer staples	3.5%
Energy	3.2%
Real estate	2.9%
Telecommunication services	1.6%
Money market funds	0.8%

Investment Portfolios
(UNAUDITED) | 01.31.2017
EAGLE MID CAP STOCK FUND
COMMON STOCKS - 98.9%	Shares	Value
Aerospace & defense - 1.7%
B/E Aerospace, Inc.	23,007	$1,414,240
Rockwell Collins, Inc.	18,531	1,681,874
TransDigm Group, Inc.	6,436	1,392,750

Auto components - 0.9%
Delphi Automotive PLC	35,227	2,468,004

Banks - 6.0%
Chemical Financial Corp.	45,428	2,245,506
First Republic Bank	39,669	3,741,977
Signature Bank*	38,421	6,052,076
Zions Bancorporation	90,641	3,824,144

Beverages - 1.6%
Constellation Brands, Inc., Class A	28,734	4,303,204

Capital markets - 2.5%
Lazard Ltd., Class A	91,656	3,893,547
NASDAQ, Inc.	37,514	2,646,237

Chemicals - 0.8%
NewMarket Corp.	4,729	2,039,003

Commercial services & supplies - 1.9%
Stericycle, Inc.*	23,514	1,813,870
Waste Connections, Inc.	40,752	3,272,386

Communications equipment - 0.8%
F5 Networks, Inc.*	16,436	2,202,917

Construction & engineering - 1.3%
Quanta Services, Inc.*	98,062	3,519,445

Consumer finance - 1.9%
Discover Financial Services	71,753	4,971,048

Containers & packaging - 3.4%
Berry Plastics Group, Inc.*	73,081	3,729,324
Crown Holdings, Inc.*	95,325	5,163,755

Distributors - 1.4%
LKQ Corp.*	116,075	3,703,953

Electrical equipment - 2.9%
Acuity Brands, Inc.	9,468	1,962,054
AMETEK, Inc.	109,899	5,615,839

Electronic equipment, instruments & components - 4.2%
Amphenol Corp., Class A	55,744	3,762,163
Cognex Corp.	53,858	3,638,646
FLIR Systems, Inc.	99,293	3,508,022

Energy equipment & services - 1.1%
Core Laboratories N.V.	25,442	2,972,389

Equity real estate investment trusts (REITs) - 5.0%
Boston Properties, Inc.	23,565	3,084,659
Duke Realty Corp.	73,478	1,787,720
Equinix, Inc.	5,466	2,104,301
Essex Property Trust, Inc.	10,728	2,406,290

Extra Space Storage, Inc.	33,286	2,398,256
Hudson Pacific Properties, Inc.	39,717	1,406,379

Health care equipment & supplies - 4.8%
DENTSPLY SIRONA, Inc.	73,951	4,193,022
STERIS PLC	37,717	2,671,495
Teleflex, Inc.	16,573	2,779,789
The Cooper Companies, Inc.	15,667	2,892,285

Health care providers & services - 4.7%
Centene Corp.*	35,497	2,245,895
Henry Schein, Inc.*	10,133	1,619,861
Laboratory Corp. of America Holdings*	34,191	4,588,774
MEDNAX, Inc.*	32,739	2,237,711
Universal Health Services, Inc., Class B	13,546	1,525,686

Health care technology - 0.9%
Medidata Solutions, Inc.*	49,032	2,429,045

Hotels, restaurants & leisure - 2.2%
Panera Bread Co., Class A*	16,101	3,366,075
Wyndham Worldwide Corp.	31,353	2,478,768

Household durables - 1.8%
Mohawk Industries, Inc.*	21,681	4,679,627

Household products - 2.6%
Church & Dwight Co., Inc.	75,425	3,410,719
Spectrum Brands Holdings, Inc.	25,129	3,351,957

Industrial conglomerates - 1.6%
Roper Technologies, Inc.	21,770	4,176,574

Insurance - 6.2%
Arch Capital Group Ltd.*	61,109	5,398,980
Arthur J Gallagher & Co.	115,361	6,209,883
Reinsurance Group of America, Inc.	36,782	4,615,037

IT services - 3.6%
Amdocs Ltd.	38,542	2,262,801
Fiserv, Inc.*	51,460	5,528,347
Gartner, Inc.*	15,980	1,587,773

Life sciences tools & services - 1.4%
Agilent Technologies, Inc.	73,301	3,589,550

Machinery - 3.7%
Snap-on, Inc.	30,592	5,553,366
The Middleby Corp.*	30,878	4,143,210

Media - 1.1%
Omnicom Group, Inc.	32,542	2,787,222

Metals & mining - 1.1%
Reliance Steel & Aluminum Co.	36,634	2,917,898

Multiline retail - 0.8%
Dollar Tree, Inc.*	28,684	2,214,118

Multi-utilities - 1.0%
CMS Energy Corp.	59,452	2,532,655

Oil, gas & consumable fuels - 5.0%
Cimarex Energy Co.	26,321	3,558,862
Concho Resources, Inc.*	24,888	3,470,383

Noble Energy, Inc.	78,492	3,120,842
Range Resources Corp.	94,114	3,043,647

Pharmaceuticals - 1.7%
Catalent, Inc.*	66,146	1,770,067
Zoetis, Inc.	51,005	2,802,215

Professional services - 1.0%
Verisk Analytics, Inc.*	30,414	2,513,413

Road & rail - 2.3%
Genesee & Wyoming, Inc., Class A*	38,463	2,898,572
J.B. Hunt Transport Services, Inc.	30,479	3,019,859

Semiconductors & semiconductor equipment - 3.2%
Analog Devices, Inc.	26,515	1,987,034
Microchip Technology, Inc.	65,250	4,394,588
Skyworks Solutions, Inc.	22,614	2,074,608

Software - 6.1%
ANSYS, Inc.*	34,008	3,171,586
Manhattan Associates, Inc.*	44,966	2,304,957
Nice Ltd., Sponsored ADR	82,296	5,775,534
The Ultimate Software Group, Inc.*	23,897	4,627,893

Specialty retail - 2.2%
Tractor Supply Co.	34,013	2,505,738
Ulta Beauty, Inc.*	12,138	3,304,934

Textiles, apparel & luxury goods - 1.6%
Hanesbrands, Inc.	91,418	2,167,521
PVH Corp.	20,977	1,967,852

Trading companies & distributors - 0.9%
Fastenal Co.	48,552	2,412,063
Total common stocks (cost $200,964,723)		259,606,269

MONEY MARKET FUNDS - 2.5%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Shares, 0.43%#	6,466,605	6,466,605
Total money market funds (cost $6,466,605)		6,466,605

Total investment portfolio (cost $207,431,328) - 101.4% ‡		266,072,874
Liabilities in excess of other assets - (1.4)%		(3,620,149)
Total net assets - 100.0%		$262,452,725

* Non-income producing security
# Annualized seven-day yield as of January 31, 2017.
ADR - American depository receipt

‡The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:
Cost of investments	$207,431,328
Gross unrealized appreciation	61,096,312
Gross unrealized depreciation	(2,454,766)
Net unrealized appreciation (depreciation)	$58,641,546

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2016 Annual Report.

Sector allocation
Sector	Percent of net assets
Information technology	17.8%
Industrials	17.3%
Financials	16.6%
Health care	13.5%
Consumer discretionary	12.0%
Energy	6.2%
Materials	5.3%
Real estate	5.0%
Consumer staples	4.2%
Money market funds	2.5%
Utilities	1.0%

Investment Portfolios
(UNAUDITED) | 01.31.2017
EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS - 98.3%	Shares	Value
Aerospace & defense - 1.2%
Hexcel Corp.	1,056,896	$54,271,610

Air freight & logistics - 0.1%
Echo Global Logistics, Inc.*	239,149	5,679,789

Airlines - 1.3%
JetBlue Airways Corp.*	2,923,270	57,325,325

Banks - 3.7%
Bank of the Ozarks, Inc.	1,111,309	60,977,525
Synovus Financial Corp.	1,656,236	69,031,916
UMB Financial Corp.	448,114	34,567,514

Biotechnology - 6.9%
Acceleron Pharma, Inc.*	883,316	21,446,912
Acorda Therapeutics, Inc.*	631,803	12,951,961
Aimmune Therapeutics, Inc.*	1,467,197	26,820,361
Akebia Therapeutics, Inc.*	1,948,603	19,544,488
Alder Biopharmaceuticals, Inc.*	730,696	15,015,803
Atara Biotherapeutics, Inc.*	1,060,426	14,262,730
Exact Sciences Corp.*	1,040,868	19,724,449
Lexicon Pharmaceuticals, Inc.*	2,128,692	30,504,156
Ligand Pharmaceuticals, Inc.*	188,270	19,958,503
Progenics Pharmaceuticals, Inc.*	2,429,943	21,675,092
Sage Therapeutics, Inc.*	451,097	21,643,634
Sarepta Therapeutics, Inc.*	402,914	12,514,509
TESARO, Inc.*	264,385	43,052,453
Ultragenyx Pharmaceutical, Inc.*	295,409	22,158,629

Building products - 1.4%
Builders FirstSource, Inc.*	1,809,270	19,467,745
Trex Co., Inc.*	625,000	42,331,250

Capital markets - 1.9%
Stifel Financial Corp.*	1,638,280	82,454,632

Chemicals - 4.4%
Chemtura Corp.*	1,121,374	37,117,479
Huntsman Corp.	2,421,523	49,374,854
Quaker Chemical Corp.	650,346	83,569,461
Sensient Technologies Corp.	317,776	24,389,308

Commercial services & supplies - 3.3%
Ritchie Bros Auctioneers, Inc.	747,131	24,236,930
Waste Connections, Inc.	1,514,503	121,614,591

Communications equipment - 0.4%
Infinera Corp.*	2,044,840	18,424,008

Construction materials - 1.6%
Martin Marietta Materials, Inc.	312,961	71,855,846

Distributors - 1.3%
Pool Corp.	535,447	56,521,785

Diversified consumer services - 0.6%
Bright Horizons Family Solutions, Inc.*	397,945	28,198,383

Electrical equipment - 1.7%
Acuity Brands, Inc.	227,359	47,115,606
Thermon Group Holdings, Inc.*	1,391,128	28,879,817

Electronic equipment, instruments & components - 6.6%
Cognex Corp.	991,148	66,961,959
Coherent, Inc.*	907,383	143,121,521
IPG Photonics Corp.*	481,923	55,416,326
Littelfuse, Inc.	165,657	26,125,765

Energy equipment & services - 0.3%
Geospace Technologies Corp.*	539,942	12,602,246

Equity real estate investment trusts (REITs) - 3.0%
CubeSmart	1,067,777	26,833,236
Equity One, Inc.	782,092	24,393,450
Seritage Growth Properties, Class A	723,397	29,514,598
The GEO Group, Inc.	1,283,247	53,280,415

Food & staples retailing - 1.2%
Casey's General Stores, Inc.	336,563	38,671,088
Sprouts Farmers Market, Inc.*	829,228	15,481,687

Food products - 1.9%
Pinnacle Foods, Inc.	657,917	34,994,605
Snyder's-Lance, Inc.	1,220,545	46,844,517

Health care equipment & supplies - 5.8%
Cynosure, Inc., Class A*	483,956	25,843,251
Integra LifeSciences Holdings Corp.*	571,696	23,856,874
Natus Medical, Inc.*	609,266	23,791,837
NuVasive, Inc.*	794,809	56,248,633
NxStage Medical, Inc.*	996,986	26,818,923
West Pharmaceutical Services, Inc.	645,527	54,630,950
ZELTIQ Aesthetics, Inc.*	984,983	43,674,146

Health care providers & services - 1.2%
Air Methods Corp.*	528,579	18,870,270
HealthSouth Corp.	603,031	23,409,663
Teladoc, Inc.*	465,307	9,306,140

Health care technology - 1.7%
Cotiviti Holdings, Inc.*	1,115,444	37,768,934
HMS Holdings Corp.*	2,047,943	37,190,645

Hotels, restaurants & leisure - 4.9%
Buffalo Wild Wings, Inc.*	126,349	19,078,699
Chuy's Holdings, Inc.*	916,543	26,946,364
Dominos Pizza, Inc.	199,928	34,895,433
Intrawest Resorts Holdings, Inc.*	1,386,071	28,566,923
Jack in the Box, Inc.	164,365	17,738,271
Penn National Gaming, Inc.*	3,034,652	41,817,505
Planet Fitness, Inc., Class A	2,140,826	45,042,979

Household durables - 2.0%
Universal Electronics, Inc.*	1,502,697	89,410,472

Insurance - 1.6%
Enstar Group Ltd.*	203,409	39,390,153
ProAssurance Corp.	553,653	30,118,723

Internet & direct marketing retail - 2.1%
HSN, Inc.	894,564	31,533,381
Nutrisystem, Inc.	1,875,470	61,984,283

Internet software & services - 2.0%
Cornerstone OnDemand, Inc.*	855,924	34,827,547
Twilio, Inc., Class A*	764,961	22,053,826
WebMD Health Corp.*	595,191	29,694,079

IT services - 0.2%
Everi Holdings, Inc.*	2,814,421	8,302,542

Life sciences tools & services - 1.5%
Patheon N.V.*	741,258	21,266,692
PRA Health Sciences, Inc.*	732,105	42,894,032

Machinery - 2.7%
Chart Industries, Inc.*	99,900	3,875,121
Graco, Inc.	315,783	28,290,999
REV Group, Inc.*	275,190	6,945,796
WABCO Holdings, Inc.*	452,720	49,360,062
Woodward, Inc.	417,322	29,062,304

Multiline retail - 0.7%
Ollie's Bargain Outlet Holdings, Inc.*	984,065	30,063,186

Oil, gas & consumable fuels - 2.3%
Diamondback Energy, Inc.*	330,900	34,800,753
RSP Permian, Inc.*	1,553,763	66,128,153

Pharmaceuticals - 2.0%
Dermira, Inc.*	854,147	25,146,088
Prestige Brands Holdings, Inc.*	863,476	45,556,994
The Medicines Co.*	517,389	18,651,873

Professional services - 0.5%
The Advisory Board Co.*	456,040	20,749,820

Road & rail - 1.1%
Landstar System, Inc.	570,617	48,274,198

Semiconductors & semiconductor equipment - 4.5%
Advanced Micro Devices, Inc.*	3,502,407	36,319,961
Ambarella, Inc.*	547,976	27,185,089
Cavium, Inc.*	1,014,448	67,166,602
Teradyne, Inc.	886,438	25,157,110
Veeco Instruments, Inc.*	1,594,162	41,049,672

Software - 11.3%
ANSYS, Inc.*	359,070	33,486,868
Aspen Technology, Inc.*	703,661	37,371,436
Ellie Mae, Inc.*	355,896	29,446,835
Guidewire Software, Inc.*	535,436	28,019,366
Imperva, Inc.*	685,151	28,605,054

Manhattan Associates, Inc.*	611,746	31,358,100
Proofpoint, Inc.*	832,558	66,737,849
PTC, Inc.*	1,511,888	79,479,952
RealPage, Inc.*	1,102,340	33,731,604
Take-Two Interactive Software, Inc.*	517,164	27,745,849
The Ultimate Software Group, Inc.*	391,923	75,899,808
Tyler Technologies, Inc.*	176,531	25,777,057

Specialty retail - 5.0%
Burlington Stores, Inc.*	643,129	53,829,898
Camping World Holdings, Inc., Class A	309,136	9,731,601
Genesco, Inc.*	1,427,191	85,916,898
MarineMax, Inc.*	1,516,494	32,528,796
Vitamin Shoppe, Inc.*	1,724,593	37,337,439

Technology hardware, storage & peripherals - 0.5%
Electronics For Imaging, Inc.*	500,350	22,485,729

Textiles, apparel & luxury goods - 1.0%
Steven Madden Ltd.*	1,207,394	42,500,269

Trading companies & distributors - 0.9%
Air Lease Corp.	680,920	24,771,870
H&E Equipment Services, Inc.	605,641	15,661,876
Total common stocks (cost $3,094,693,513)		4,326,100,572

CONTINGENT VALUE RIGHTS - 0.0%
Biotechnology - 0.0%
Dyax Corp.*(a)	303,243	242,594
Total contingent value rights (cost $142,782)		242,594

MONEY MARKET FUNDS - 1.4%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Shares, 0.43%#	62,975,498	62,975,498
Total money market funds (cost $62,975,498)		62,975,498

Total investment portfolio (cost $3,157,811,793) - 99.7%‡		4,389,318,664
Other assets in excess of liabilities - 0.3%		11,689,002
Total net assets - 100.0%		$4,401,007,666

(a) Security is fair valued as determined in good faith in accordance with the Pricing and Valuation Procedures approved by the Board of Trustees. The security is also illiquid and may not be sold by the Fund. As of January 31, 2017, the total market value of fair valued and illiquid securities held by the Fund is $242,594, representing less than 0.01% of the Fund's net assets.

* Non-income producing security
# Annualized seven-day yield as of January 31, 2017.

‡The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:
Cost of investments	$3,157,811,793
Gross unrealized appreciation	1,378,817,280
Gross unrealized depreciation	(147,310,409)
Net unrealized appreciation (depreciation)	$1,231,506,871

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2016 Annual Report.

Sector allocation
Sector	Percent of net assets
Information technology	25.5%
Health care	19.0%
Consumer discretionary	17.6%
Industrials	14.3%
Financials	7.2%
Materials	6.0%
Consumer staples	3.1%
Real estate	3.0%
Energy	2.6%
Money market funds	1.4%

Investment Portfolios
(UNAUDITED) | 01.31.2017
EAGLE SMALLER COMPANY FUND
COMMON STOCKS - 97.8%	Shares	Value
Aerospace & defense - 2.7%
B/E Aerospace, Inc.	9,142	$561,959
HEICO Corp.	9,375	721,406

Auto components - 1.2%
Dorman Products, Inc.*	3,876	267,521
Gentherm, Inc.*	8,464	299,626

Banks - 9.2%
Central Pacific Financial Corp.	20,008	626,851
Chemical Financial Corp.	10,228	505,570
Eagle Bancorp, Inc.*	9,200	563,500
PacWest Bancorp	8,138	450,845
Signature Bank*	2,913	458,856
South State Corp.	7,386	660,308
Texas Capital Bancshares, Inc.*	5,661	467,033
Western Alliance Bancorp*	11,524	569,055

Building products - 1.1%
A.O. Smith Corp.	10,184	496,470

Capital markets - 1.3%
Evercore Partners, Inc., Class A	7,938	614,798

Chemicals - 3.1%
Balchem Corp.	8,561	729,740
Ingevity Corp.*	5,635	313,250
Innospec, Inc.	5,581	398,204

Commercial services & supplies - 1.8%
Healthcare Services Group, Inc.	10,653	423,457
Ritchie Bros Auctioneers, Inc.	12,655	410,528

Communications equipment - 0.6%
Plantronics, Inc.	5,091	288,049

Construction & engineering - 0.8%
Primoris Services Corp.	15,633	388,011

Consumer finance - 1.2%
PRA Group, Inc.*	13,952	555,290

Containers & packaging - 3.6%
AptarGroup, Inc.	3,652	266,486
Berry Plastics Group, Inc.*	11,264	574,802
Crown Holdings, Inc.*	5,294	286,776
Graphic Packaging Holding Co.	45,899	574,197

Diversified consumer services - 0.9%
Bright Horizons Family Solutions, Inc.*	6,173	437,419

Diversified telecommunication services - 0.6%
Iridium Communications, Inc.*	29,629	299,253

Electronic equipment, instruments & components - 3.4%
Cognex Corp.	9,267	626,078
Dolby Laboratories, Inc., Class A	5,594	268,009
FLIR Systems, Inc.	20,398	720,661

Energy equipment & services - 1.8%
Core Laboratories N.V.	2,276	265,905
Forum Energy Technologies, Inc.*	18,005	390,708
Weatherford International PLC*	33,379	173,905

Equity real estate investment trusts (REITs) - 3.6%
CoreSite Realty Corp.	6,366	548,304
Corporate Office Properties Trust	10,131	322,368
Hudson Pacific Properties, Inc.	15,474	547,934
Terreno Realty Corp.	10,490	285,223

Food & staples retailing - 1.2%
Casey's General Stores, Inc.	4,841	556,231

Health care equipment & supplies - 6.9%
Globus Medical, Inc., Class A*	14,643	385,989
ICU Medical, Inc.*	4,090	560,739
Integra LifeSciences Holdings Corp.*	12,087	504,391
NuVasive, Inc.*	7,109	503,104
STERIS PLC	6,568	465,211
Teleflex, Inc.	2,431	407,752
West Pharmaceutical Services, Inc.	4,841	409,694

Health care providers & services - 2.0%
MEDNAX, Inc.*	6,571	449,128
VCA, Inc.*	5,244	475,106

Health care technology - 1.9%
Medidata Solutions, Inc.*	9,725	481,777
Omnicell, Inc.*	11,306	405,885

Hotels, restaurants & leisure - 3.3%
Panera Bread Co., Class A*	1,963	410,385
Popeyes Louisiana Kitchen, Inc.*	9,000	568,710
Texas Roadhouse, Inc.	12,022	560,706

Household durables - 0.9%
Helen of Troy Ltd.*	4,359	406,695

Household products - 0.9%
Spectrum Brands Holdings, Inc.	3,298	439,920

Insurance - 4.3%
AMERISAFE, Inc.	6,584	415,121
Arthur J Gallagher & Co.	8,815	474,511
James River Group Holdings Ltd.	14,832	588,089
Reinsurance Group of America, Inc.	4,491	563,486

Internet software & services - 1.1%
SPS Commerce, Inc.*	7,544	520,536

IT services - 1.5%
Gartner, Inc.*	3,532	350,939
Jack Henry & Associates, Inc.	3,984	357,684

Life sciences tools & services - 3.2%
Bio-Rad Laboratories, Inc., Class A*	3,487	662,809
Bio-Techne Corp.	2,879	292,938
ICON PLC*	3,325	279,500
VWR Corp.*	10,023	259,696

Machinery - 5.8%
CLARCOR, Inc.	6,184	512,097
Graco, Inc.	5,107	457,536

IDEX Corp.	2,656	239,465
Lincoln Electric Holdings, Inc.	3,571	297,714
Proto Labs, Inc.*	5,051	265,178
The Middleby Corp.*	3,621	485,866
The Toro Co.	8,053	474,563

Media - 1.0%
IMAX Corp.*	14,720	479,872

Metals & mining - 0.7%
Reliance Steel & Aluminum Co.	4,011	319,476

Multiline retail - 0.9%
Ollie's Bargain Outlet Holdings, Inc.*	13,105	400,358

Multi-utilities - 1.1%
Black Hills Corp.	8,356	522,668

Oil, gas & consumable fuels - 2.8%
Carrizo Oil & Gas, Inc.*	12,041	425,770
Diamondback Energy, Inc.*	4,431	466,008
Gulfport Energy Corp.*	19,511	407,780

Pharmaceuticals - 2.0%
Catalent, Inc.*	21,381	572,155
Prestige Brands Holdings, Inc.*	7,075	373,277

Professional services - 1.0%
WageWorks, Inc.*	6,662	480,663

Real estate management & development - 0.7%
HFF, Inc., Class A	10,623	315,291

Road & rail - 2.1%
Genesee & Wyoming, Inc., Class A*	7,750	584,040
Landstar System, Inc.	4,844	409,802

Semiconductors & semiconductor equipment - 2.4%
Monolithic Power Systems, Inc.	5,681	495,610
Power Integrations, Inc.	8,401	596,471
Semtech Corp.*	1,007	33,181

Software - 7.6%
Ellie Mae, Inc.*	8,185	677,227
Manhattan Associates, Inc.*	6,524	334,420
Monotype Imaging Holdings, Inc.	16,744	366,694
Nice Ltd., Sponsored ADR	13,210	927,078
Qualys, Inc.*	17,457	626,706
The Ultimate Software Group, Inc.*	3,163	612,546

Specialty retail - 2.6%
Burlington Stores, Inc.*	9,139	764,934
Monro Muffler Brake, Inc.	7,805	467,520

Textiles, apparel & luxury goods - 0.8%
Steven Madden Ltd.*	10,021	352,739

Thrifts & mortgage finance - 0.8%
LendingTree, Inc.*	3,423	383,034

Trading companies & distributors - 1.4%
MSC Industrial Direct Co., Inc., Class A	3,959	404,412
Watsco, Inc.	1,679	256,450
Total common stocks (cost $32,537,625)		45,903,688

MONEY MARKET FUNDS - 2.7%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Shares, 0.43%#	1,257,313	1,257,313
Total money market funds (cost $1,257,313)		1,257,313

Total investment portfolio (cost $33,794,938) - 100.5%‡		47,161,001
Liabilities in excess of other assets - (0.5)%		(232,518)
Total net assets - 100.0%		$46,928,483

* Non-income producing security
# Annualized seven-day yield as of January 31, 2017.
ADR-American depository receipt

‡The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:
Cost of investments	$33,794,938
Gross unrealized appreciation	13,659,341
Gross unrealized depreciation	(293,278)
Net unrealized appreciation (depreciation)	$13,366,063

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2016 Annual Report.

Sector allocation
Sector	Percent of net assets
Financials	16.8%
Industrials	16.8%
Information technology	16.6%
Health care	16.0%
Consumer discretionary	11.6%
Materials	7.4%
Energy	4.5%
Real estate	4.3%
Money market funds	2.7%
Consumer staples	2.1%
Utilities	1.1%
Telecommunication services	0.6%

Investment Portfolios
(UNAUDITED) | 01.31.2017
EAGLE TACTICAL ALLOCATION FUND
EXCHANGE TRADED FUNDS - 92.4%	Shares	Value
Commodity - 4.7%
iShares Gold Trust*	43,792	$511,053

Equity - 32.3%
iShares Core S&P Small-Cap ETF	15,080	1,030,869
SPDR S&P500 ETF Trust	2,267	515,810
SPDR S&P MidCap 400 ETF Trust	6,411	1,966,254

Fixed income - 55.4%
iShares Core U.S. Aggregate Bond ETF	50,908	5,512,827
iShares MBS ETF	4,800	510,912
Total exchange traded funds (cost $9,863,951)		10,047,725

MONEY MARKET FUNDS - 7.3%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Shares, 0.43%#	795,145	795,145
Total money market funds (cost $795,145)		795,145

Total investment portfolio (cost $10,659,096) - 99.7%‡		10,842,870
Other assets in excess of liabilities - 0.3%		35,153
Total net assets - 100.0%		$10,878,023

* Non-income producing security
# Annualized seven-day yield as of January 31, 2017.
ETF - Exchange Traded Fund

‡The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:
Cost of investments	$10,659,096
Gross unrealized appreciation	304,916
Gross unrealized depreciation	(121,142)
Net unrealized appreciation (depreciation)	$183,774

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2016 Annual Report.

Asset allocation
Asset class	Percent of net assets
Fixed income	55.4%
Equity	32.3%
Money market funds	7.3%
Commodity	4.7%

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2017

Valuation of securities | The price of each Fund’s shares is based on the NAV per share of each class of a Fund. The NAV of each Fund’s shares is normally calculated each business day as of the scheduled close of regular trading on the New York Stock Exchange (NYSE) and the Nasdaq, typically 4:00 p.m., Eastern time. A Fund will not treat an intraday unscheduled disruption in trading on either the NYSE or Nasdaq as a closure of that particular market, and will price its shares as of the normally scheduled close of the NYSE and Nasdaq if the disruption directly affects only one of those markets. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Funds are not required to recalculate their NAVs.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;

•	The security is not actively traded;

•	Trading on the security halted before the close of the trading market;

•	The security is newly issued;

•	Issuer-specific or vendor specific events occurred after the security halted trading; or

•	Due to the passage of time between the close of the market on which the security trades and the close of the NYSE and the Nasdaq.

Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

•	A merger or insolvency;

•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

•	Market events, such as a significant movement in the U.S. markets.

For most securities, both the latest transaction prices and adjustments for securities traded in foreign markets are furnished by Board approved independent pricing services. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Board. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is the amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of appropriate factors, including indications of fair value available from independent pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2017

Pursuant to the Procedures, the Board has delegated the responsibility for applying and administering the Procedures to a valuation committee (“Valuation Committee”). The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Eagle Asset Management, Inc. (“Eagle”), the Funds’ investment adviser, checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Eagle compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Eagle documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for a Fund. Fair value pricing methods, the Procedures and independent pricing services can change from time to time as approved by the Board, and may occur as a result of lookback testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a Fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•
Domestic exchange-traded equity securities | Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Foreign exchange-traded equity securities | If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE and the Nasdaq, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time trading ends in a foreign market on a particular security and a Fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that a Fund or Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, the security will be priced at fair value. Eagle also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the NYSE Close. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a Fund’s shares is determined only on business days of the Fund, the value of the securities of a Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of a Fund.

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2017

•
Futures and Options | Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period from November 1, 2016 to January 31, 2017, none of the Funds held futures or options.

•
Investment companies and exchange-traded funds (ETFs) | Investments in other open-end investment companies are valued at their reported NAV. Investments in closed-end funds and ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements | Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. Each Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2017.

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
International Stock Fund
Common stocks (a):
Australia	$—	$687,131	$—
Austria	—	27,464	—
Denmark	—	276,489	—
Finland	—	69,333	—
France	—	1,519,926	—
Germany	—	1,629,649	—
Hong Kong	—	169,099	—
Israel	122,115	131,405	—
Italy	—	462,241	—
Japan	—	4,261,831	—
Netherlands	212,496	373,605	—
New Zealand	—	27,899	—
Norway	—	133,830	—
Singapore	—	50,639	—
Spain	—	210,208	—
Sweden	—	507,464	—
Switzerland	—	610,544	—
United Kingdom	—	2,772,718	—
Preferred stocks	—	48,409	—
Money market funds	262,044	—	—
Total investment portfolio	$596,655	$13,969,884	$—

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2017

Investment Grade Bond Fund
Domestic corporate bonds (a)	$—	$25,080,646	$—
Foreign corporate bonds (a)	—	3,381,173	—
Mortgage and asset-backed securities	—	11,242,024	—
Foreign government bonds	—	148,605	—
U.S. Treasuries	—	1,183,500	—
U.S. Government agency securities	—	1,070,428	—
Supranational banks	—	2,504,662	—
Money market funds	704,256	—	—
Total investment portfolio	$704,256	$44,611,038	$—
Mid Cap Growth Fund
Common stocks (a)	$1,505,670,416	$—	$—
Money market funds	12,766,207	—	—
Total investment portfolio	$1,518,436,623	$—	$—
Mid Cap Stock Fund
Common stocks (a)	$259,606,269	$—	$—
Money market funds	6,466,605	—	—
Total investment portfolio	$266,072,874	$—	$—
Small Cap Growth Fund
Common stocks (a)	$4,326,100,572	$—	$—
Contingent value rights	—	—	242,594
Money market funds	62,975,498	—	--
Total investment portfolio	$4,389,076,070	$—	$242,594
Smaller Company Fund
Common stocks (a)	$45,903,688	$—	$—
Money market funds	1,257,313	—	—
Total investment portfolio	$47,161,001	$—	$—
Tactical Allocation Fund
Exchange traded funds	$10,047,725	$—	$—
Money market funds	795,145	—	—
Total investment portfolio	$10,842,870	$—	$—
(a) Please see the investment portfolio for detail by industry.

Each Fund recognizes transfers between levels at the end of the reporting period. During the period from November 1, 2016 to January 31, 2017, there were no transfers in or out of Levels 1, 2, or 3.

The following is a reconciliation of Level 3 securities held by the Small Cap Growth Fund as of January 31, 2017 for which significant unobservable inputs were used to determine fair value:

Small Cap Growth Fund
Balance as of October 31, 2016	$ 242,594
Purchases	—
Change in unrealized appreciation (depreciation)	—
Balance as of January 31, 2017	$ 242,594

The Funds’ policy for disclosing the valuation techniques and significant unobservable inputs for Level 3 assets and liabilities is to provide such disclosures when aggregate exposure to Level 3 investments exceeds 1% of net asset value. At January 31, 2017, the Level 3 investments within the Fund did not exceed such threshold and therefore have not been disclosed.

The contingent value rights (“CVR”) were acquired as a result of Dyax Corp. (which was a portfolio holding of the Fund) being acquired by Shire PLC. In exchange for the Fund’s shares in Dyax Corp., the Fund received cash considerations from Shire PLC as well as the CVR.

Item 2. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Eagle Series Trust that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE SERIES TRUST
Date:          March 21, 2017

/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

EAGLE SERIES TRUST
Date:          March 21, 2017
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date:          March 21, 2017

/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer